Operating lease liabilities (Supplemental Cash Flow Information) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	¥ 184,363	¥ 162,818
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	¥ 244,684	¥ 277,638